   As filed with the Securities and Exchange Commission on December 30, 2005

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21079

                        AIP ALTERNATIVE STRATEGIES FUNDS
               (Exact name of registrant as specified in charter)

           701 WESTCHESTER AVENUE, SUITE 312W, WHITE PLAINS, NY 10604
               (Address of principal executive offices) (Zip code)

 MR. LEE SCHULTHEIS, 701 WESTCHESTER AVENUE, SUITE 312W, WHITE PLAINS, NY 10604
                     (Name and address of agent for service)

                         1-877-LOW-BETA (1-877-569-2382)
               Registrant's telephone number, including area code

Date of fiscal year end: JULY 31

Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Investments - October 31, 2005 (Unaudited)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT       VALUE
                                                          ---------   ----------
COMMON STOCKS - 81.68% +

AEROSPACE & DEFENSE - 0.99% +
Ace Aviation Holdings, Inc. (a)(c)                           6,132    $  160,945
Armor Holdings, Inc. (a)@                                    8,350       373,328
Engineered Support Systems, Inc. @                           1,000        40,450
Herley Industries, Inc. (a)@                                 1,000        16,910
Honeywell International, Inc. @                              2,000        68,400
Kaman Corp. @                                                8,500       199,155
Rockwell Collins, Inc. @                                     8,900       407,798
Sequa Corp. (a)@                                             1,500        92,550
                                                                      ----------
                                                                       1,359,536
                                                                      ----------
AGRICULTURAL PRODUCTION CROPS - 0.19% +
Lonmin Plc. ADR@                                             1,400        32,305
Sterling Biotech Ltd. (a)@                                  83,000       235,170
                                                                      ----------
                                                                         267,475
                                                                      ----------
AIR FREIGHT & LOGISTICS - 0.52% +
Kitty Hawk, Inc. (a)@                                      133,445       112,094
UTI Worldwide, Inc. @                                        7,000       598,780
                                                                      ----------
                                                                         710,874
                                                                      ----------
AIR TRANSPORTATION, NONSCHEDULED - 0.21% +
World Air Hldgs, Inc. (a)@                                  27,065       284,182
                                                                      ----------
AIRLINES - 0.46% +
ExpressJet Holdings, Inc. (a)@                              28,030       251,990
Hawaiian Holdings, Inc. (a)@                                81,490       216,763
U S Airways Group, Inc. (a)@                                 6,621       163,406
                                                                      ----------
                                                                         632,159
                                                                      ----------
AUTO/TRUCK PARTS & EQUIPMENT - 0.30% +
Motor Industries Co., Ltd. (a)@                              3,935       195,021
Oxford Automotive, Inc. (a)@                               539,016       215,607
                                                                      ----------
                                                                         410,628
                                                                      ----------
AUTOMOBILES - 0.10% +
Fleetwood Enterprises, Inc. (a)@                             2,000        22,100
Honda Motor Co., Ltd. ADR@                                   4,300       119,583
                                                                      ----------
                                                                         141,683
                                                                      ----------
AUTOMOBILES & COMPONENTS - 0.15% +
Intermet Corp. (a)@                                         12,541       212,068
                                                                      ----------
BANDS, ORCHESTRAS, ACTORS, OTHER
   ENTERTAINERS & ENTERTAINMENT - 0.15% +
Hollywood Media Corp. (a)@                                  49,942       205,761
                                                                      ----------
BEVERAGES - 0.24% +
Constellation Brands, Inc. - Class A (a)@                    6,880       161,955
Diageo Plc. ADR@                                               900        53,487
Radico Khaitan (c)                                           8,500       112,856
                                                                      ----------
                                                                         328,298
                                                                      ----------

BIOTECHNOLOGY - 1.99% +
Affymetrix, Inc. (a)@                                        7,500    $  340,725
Amgen, Inc. (a)@                                             3,420       259,099
Celgene Corp. (a)@                                          11,300       633,930
Chiron Corp. (a)@                                           10,000       441,400
Id Biomedical Corp. (a)@                                       500        14,595
Onyx Pharmaceuticals, Inc. (a)@                              6,300       161,847
Orchid Cellmark, Inc. (a)@                                  57,275       336,777
Qlt, Inc. (a)@                                              22,100       156,247
Speedel Holding AG (a)@                                      1,500       161,710
Ym Biosciences, Inc. (a)@                                   76,400       227,672
                                                                      ----------
                                                                       2,734,002
                                                                      ----------
BUILDING & HOUSING - 0.04% +
Sekisui House, Ltd. @                                        4,200        52,080
                                                                      ----------
BUILDING PRODUCTS - 0.30% +
Griffon Corp. (a)@                                           2,000        44,000
Water Pik Technologies, Inc. (a)@                            3,000        59,250
York International Corp. @                                   5,500       308,605
                                                                      ----------
                                                                         411,855
                                                                      ----------
CALCULATING & ACCOUNTING MACHINES, EXCEPT
   ELECTRONIC COMPUTERS - 0.30% +
Scientific Games Corp. - Class A (a)@                       13,600       407,456
                                                                      ----------
CAPITAL MARKETS - 1.44% +
Affiliated Managers Group, Inc. (a)@                         3,730       286,278
Ameriprise Financial, Inc. @                                 2,052        76,375
Ameritrade Holding Corp. (a)@                                1,500        31,545
Credit Suisse Group ADR@                                       700        31,017
Deutsche Bank AG @                                           1,200       112,320
Franklin Resources, Inc. @                                   4,670       412,688
Legg Mason, Inc. @                                           3,900       418,509
Nomura Holdings, Inc. ADR@                                   6,200        96,038
Nuveen Investments, Inc. @                                  12,900       522,063
                                                                      ----------
                                                                       1,986,833
                                                                      ----------
CHEMICALS - 1.52% +
Bayer AG ADR@                                                1,100        38,280
Chemtura Corp. @                                            60,400       646,280
Great Lakes Carbon Income Fund (c)                          47,800       370,307
Koninklijke DSM N.V. @                                       5,700        50,502
MacDermid, Inc. @                                              500        14,000
Rain Calcining (a)(c)                                      178,000       141,982
Sensient Technologies Corp. @                                3,000        53,070
Solvay S.A. (c)                                              1,320       153,608
Tokuyama Corporation (c)                                    62,620       618,615
                                                                      ----------
                                                                       2,086,644
                                                                      ----------
COAL - 0.11% +
James River Coal Co. (a)@                                    2,457       105,061
Lexington Coal (a)@                                        124,309        45,373
                                                                      ----------
                                                                         150,434
                                                                      ----------
COAL MINING - 1.61% +
Icg, Inc. (a)@                                             161,722     2,215,591
                                                                      ----------

COMMERCIAL BANKS - 1.17% +
Allied Irish Bks Plc. ADR@                                   2,400    $  100,944
Amegy Bancorporation, Inc. @                                 3,000        69,390
Banco Bilbao Vizcaya Argentaria S.A. ADR@                    5,900       104,017
Bank of America Corp. @                                      8,350       365,229
BNP Paribas ADR@                                             1,300        49,243
Credicorp Ltd. @                                             5,600       147,280
Hudson United Bancorp @                                      2,000        82,940
Kookmin Bank ADR (a)@                                        1,600        93,472
PNC Financial Services Group @                               4,310       261,660
Shinhan Financial Group Co., Ltd. ADR@                       1,500       101,235
Societe Generale France ADR@                                 1,400        31,944
Sumitomo Tr & Bkg Ltd. - ADR (a)@                            6,000        50,822
UCBH Holdings, Inc. @                                        8,545       148,683
                                                                      ----------
                                                                       1,606,859
                                                                      ----------
COMMERCIAL SERVICES & SUPPLIES - 1.30% +
Equifax, Inc. @                                             11,600       399,852
GP Strategies Corp. (a)@                                     1,000         8,350
ITT Educational Services, Inc. (a)@                          8,900       491,992
John H. Harland Co. @                                        4,720       196,305
Manpower, Inc. @                                             5,760       260,813
Resources Connection, Inc. (a)@                             12,150       346,882
School Specialty, Inc. (a)@                                  2,500        84,750
                                                                      ----------
                                                                       1,788,944
                                                                      ----------
COMMUNICATION SOFTWARE - 0.12% +
Kornic Systems (a)(c)                                       29,000       168,056
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 1.44% +
Adtran, Inc. @                                               4,760       143,990
Alcatel S.A. ADR (a)@                                       14,530       170,582
Belden CDT, Inc. @                                           1,000        19,930
Comverse Technology, Inc. (a)@                               6,480       162,648
Corning, Inc. (a)@                                          21,700       435,953
F5 Networks, Inc. (a)@                                       7,600       395,428
FalconStor Software, Inc. (a)@                               4,000        26,400
Harris Corp. @                                               9,580       393,738
Nokia Corp. ADR @                                            3,000        50,460
O2 Plc. (a)@                                                20,000        72,836
Telefonaktiebolaget LM Ericsson ADR@                         3,200       104,992
                                                                      ----------
                                                                       1,976,957
                                                                      ----------
COMPUTERS & PERIPHERALS - 0.73% +
Asia Vital Compone (a)(c)                                  200,000        87,030
Emulex Corp. (a)@                                            7,050       130,495
International Business Machines Corp. @                      3,050       249,734
King Slide Works Co., Ltd. (a)@                             17,000        77,016
Orbotech Ltd. (a)@                                           1,500        32,595
Unisteel Technology (c)                                     76,000        77,627
Western Digital Corp. (a)@                                  29,200       353,320
                                                                      ----------
                                                                       1,007,817
                                                                      ----------

CONSTRUCTION & ENGINEERING - 0.70% +
Foster Wheeler Ltd. (a)@                                     10,600   $  299,768
MasTec, Inc. (a)@                                            45,950      468,230
URS Corp. (a)@                                                4,860      196,490
                                                                      ----------
                                                                         964,488
                                                                      ----------
CONSTRUCTION MACHINERY & EQUIPMENT - 0.08% +
Komatsu Ltd. ADR@                                             2,000      105,700
                                                                      ----------
CONSTRUCTION MATERIALS - 0.19% +
Cemex S.A. de C.V. ADR@                                       3,100      161,417
CRH Plc. ADR@                                                 3,700       93,240
                                                                      ----------
                                                                         254,657
                                                                      ----------
CONSULTING SERVICES - 1.01% +
Washington Group International, Inc. (a)@                    27,851    1,384,195
                                                                      ----------
CONSUMER FINANCE - 1.10% +
American Express Co. @                                        8,400      418,068
MBNA Corp. @                                                 15,000      383,550
Nelnet, Inc. (a)@                                            10,400      385,840
Student Loan Corp. @                                          1,500      328,800
                                                                      ----------
                                                                       1,516,258
                                                                      ----------
CONTAINERS & PACKAGING - 0.53% +
Owens-Illinois, Inc. (a)@                                    17,800      338,912
Packaging Dynamics Corp. @                                   38,118      388,041
Temple-Inland, Inc. @                                           100        3,683
                                                                      ----------
                                                                         730,636
                                                                      ----------
DIVERSIFIED FINANCIAL SERVICES - 0.58% +
Chicago Mercantile Exchange Holdings, Inc. @                  1,700      620,755
Encore Capital Group, Inc. (a)@                                 100        1,719
GATX Corp. @                                                  1,000       37,370
ING Groep N.V. ADR@                                           4,900      141,414
                                                                      ----------
                                                                         801,258
                                                                      ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 2.02% +
AT&T Corp. @                                                 15,150      299,667
Compania Anonima Nacionl Tel ADR@                             4,000       51,600
IDT Corp. (a)@                                               33,306      397,674
Manitoba Telecom Services, Inc. (c)                           4,757      175,321
MCI, Inc. @                                                  51,381    1,022,482
Nippon Teleg & Tel Corp. ADR@                                 4,200      100,422
SBC Communications, Inc. @                                   10,130      241,601
Sprint Corp. @                                                8,000      186,480
TDC A/S (c)                                                   5,500      307,810
                                                                      ----------
                                                                       2,783,057
                                                                      ----------
ELECTRIC SERVICES - 0.02% +
Enel SPA ADR@                                                   800       32,120
                                                                      ----------
ELECTRIC UTILITIES - 0.98% +
Cinergy Corp. @                                               5,000      199,500
Electrabel (c)                                                  800      395,777
Endesa S.A. ADR@                                             12,000      297,480
NSTAR @                                                       2,000       54,400
TXU Corp. @                                                   4,000      403,000
                                                                      ----------
                                                                       1,350,157
                                                                      ----------

ELECTRICAL COMPONENTS & ACCESSORIES - 0.23% +
Telechips, Inc. (a)@                                         20,000   $  313,218
                                                                      ----------
ELECTRICAL EQUIPMENT - 1.06% +
Conergy AG (a)(c)                                             2,060      210,219
Cooper Industries Ltd. @                                      4,000      283,560
The Lamson & Sessions Co. (a)@                                4,000       78,400
NEOMAX Co., Ltd. (c)                                          8,000      240,529
S.L. Industries, Inc. (a)@                                    2,000       27,980
Thomas & Betts Corp. (a)@                                     8,860      344,831
Ushio, Inc. (c)                                              14,890      276,286
                                                                      ----------
                                                                       1,461,805
                                                                      ----------
ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 0.04% +
Syneron Medical Ltd. (a)@                                     1,700       61,098
                                                                      ----------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.96% +
Agilent Technologies, Inc. (a)@                              18,400      588,984
Cognex Corp. @                                                3,930      112,320
Electronic Ctl Sec, Inc. (a)@                               254,200      312,666
Itron, Inc. (a)@                                              4,840      210,346
NAM TAI Electronics, Inc. @                                   4,200       95,130
                                                                      ----------
                                                                       1,319,446
                                                                      ----------
ENERGY - 0.07% +
Wevel-sl Energy Systems (a)@                                 24,300       96,025
                                                                      ----------
ENERGY EQUIPMENT & SERVICES - 0.70% +
Core Laboratories N.V. (a)@                                   2,500       80,525
Dresser-rand Group, Inc. (a)@                                 9,910      215,047
Nabors Industries Ltd. (a)@                                   1,600      109,808
Tenaris S.A. ADR@                                               400       43,940
Transocean, Inc. (a)@                                         4,800      275,952
Trico Marine Service, Inc. (a)@                               9,411      239,886
                                                                      ----------
                                                                         965,158
                                                                      ----------
FIRE, MARINE, & CASUALTY INSURANCE - 0.04% +
Millea Holdings, Inc. ADR@                                      600       54,582
                                                                      ----------
FOOD & STAPLES RETAILING - 0.95% +
7-Eleven, Inc. (a)@                                           2,000       74,820
Albertson's, Inc. @                                           5,000      125,550
The Kroger Co. (a)@                                          19,300      384,070
The Topps Co., Inc. @                                        10,000       72,800
Whole Foods Market, Inc. @                                    4,500      648,585
                                                                      ----------
                                                                       1,305,825
                                                                      ----------
FOOD & KINDRED PRODUCTS - 0.06% +
Pernod-Ricard ADR@                                            2,022       88,337
                                                                      ----------
FOOD PRODUCTS - 3.38% +
Bajaj Hindusthan Ltd. (a)                                    30,100      132,435
Chiquita Brands International, Inc.                          15,354      423,924
ConAgra Foods, Inc.                                          18,430      428,866
Dhampur Sugar (a)(c)                                         52,600      163,507
Dreyer's Grand Ice Cream Holdings, Inc.                       8,000      659,760
H.J. Heinz Co. @                                              2,000       71,000
Hershey Foods Corp.                                          13,350      758,680
Imperial Sugar Co.                                           83,858    1,178,205
Industrias Bachoco S.A. DeCV ADR                              8,600      156,520
Interstate Bakeries (a)                                      15,187      145,795
Kellogg Co.                                                   8,440      372,795
Pilgrim's Pride Corp.                                         5,130      161,492
                                                                      ----------
                                                                       4,652,979
                                                                      ----------

HEALTH CARE EQUIPMENT & SUPPLIES - 2.64% +
Advanced Neuromodulation Systems, Inc. (a)                    1,500   $   91,485
Alcon, Inc. (a)                                                 800      106,320
Bausch & Lomb, Inc.                                           5,070      376,143
Becton, Dickinson & Co.                                       5,827      295,720
BioVeris Corp. (a)                                           46,482      240,777
Conmed Corp. (a)                                              1,500       35,970
Dade Behring Holdings, Inc.                                  15,737      566,690
DJ Orthopedics, Inc. (a)                                      1,000       29,080
Edwards Lifesciences Corp. (a)                                7,235      299,384
Guidant Corp.                                                 1,500       94,500
Hospira, Inc. (a)                                             9,200      366,620
ICU Medical, Inc. (a)                                         5,630      196,543
Osteotech, Inc. (a)                                           5,000       17,000
PerkinElmer, Inc.                                            12,080      266,606
Photomedex, Inc. (a)                                        302,948      651,338
                                                                      ----------
                                                                       3,634,176
                                                                      ----------
HEALTH CARE PROVIDERS & SERVICES - 4.18% +
Alderwoods Group, Inc. (a)                                    8,106      127,588
Beverly Enterprises, Inc. (a)                                20,000      234,800
Cerner Corp. (a)                                              5,100      430,695
Covance, Inc. (a)                                            14,430      702,019
Coventry Health Care, Inc. (a)                                8,850      477,812
DaVita, Inc. (a)                                              9,900      486,882
Express Scripts, Inc. (a)                                     1,740      131,213
IDX Systems Corp. (a)                                         5,500      238,645
IMS Health, Inc. @                                            8,500      197,455
LabOne, Inc. (a)                                                985       43,212
Magellan Health Services, Inc. (a)                            3,025       89,933
Pacificare Health Systems (a)                                 1,000       82,360
Pharmaceutical Product Development, Inc.                      9,500      545,965
Psychiatric Solutions, Inc. (a)                               5,520      301,944
Renal Care Group, Inc. (a)                                    6,000      281,100
Sierra Health Services, Inc. (a)                              7,500      562,500
Ventiv Health, Inc. (a)                                      10,000      252,400
WellChoice, Inc. (a)                                          1,000       75,650
Wellpoint, Inc. (a)                                           6,520      486,914
                                                                      ----------
                                                                       5,749,087
                                                                      ----------
HOME FURNITURE, FURNISHINGS, & EQUIPMENT STORES - 0.02% +
Levitz Home Furnishings Unit (a)                                 84       26,880
                                                                      ----------
HOTELS & MOTELS - 0.22% +
Sunstone Hotel Invs, Inc.                                    13,500      302,400
                                                                      ----------
HOTELS RESTAURANTS & LEISURE - 2.64% +
Aztar Corp. (a)                                               6,000      180,420
Boyd Gaming Corp.                                             9,400      387,750
Choice Hotels International, Inc.                             1,600       52,944
Churchill Downs, Inc.                                         5,000      160,550
Darden Restaurants, Inc.                                     10,300      333,926
Dover Motorsports, Inc.                                      15,000       93,000
GTECH Holdings Corp.                                          2,000       63,680
Harrah's Entertainment, Inc.                                  1,000       60,480
Hilton Group Plc. (c)                                         4,000       24,019
Kerzner International Ltd. (a)                                1,800      105,030
Krispy Kreme Doughnuts, Inc. (a)                             24,148      112,288
Landry's Restaurants, Inc.                                    8,890      244,475
Marriott International, Inc. - Class A @                      3,580      213,440
MGM Mirage (a)                                               10,000      373,700
Penn National Gaming, Inc. (a)                                7,780      229,899
Pinnacle Entertainment, Inc. (a)                              8,430      159,748
Station Casinos, Inc.                                         7,900      506,390
Vail Resorts, Inc. (a)                                        9,700      324,950
                                                                      ----------
                                                                       3,626,689
                                                                      ----------

HOUSEHOLD DURABLES - 0.53% +
The Black & Decker Corp.                                      4,450   $  365,479
Koninklijke Philips Electronics N.V. ADR                      2,700       70,632
Maytag Corp.                                                  1,000       17,220
Topfield Co., Ltd. (c)                                       28,800      269,793
                                                                      ----------
                                                                         723,124
                                                                      ----------
HOUSEHOLD PRODUCTS - 0.35% +
Colgate-Palmolive Co.                                         9,150      484,584
                                                                      ----------
INDUSTRIAL AUTOMATION - 0.33% +
Evs Broadcast Equipment S.A. (a)                             13,664      459,337
                                                                      ----------
INDUSTRIAL CONGLOMERATES - 0.02% +
Tomkins Plc. ADR                                              1,600       30,464
                                                                      ----------
INFORMATION RETRIEVAL SERVICES - 0.20% +
Nutri Sys, Inc. (a)                                           5,360      160,639
Shopping Com Ltd. (a)@                                        5,700      119,700
                                                                      ----------
                                                                         280,339
                                                                      ----------
INSURANCE - 1.05% +
Allianz AG ADR                                                7,300      103,222
Conseco, Inc. (a)                                             4,273       86,742
Hartford Financial Services Group, Inc.                       5,000      398,750
Jefferson-Pilot Corp.                                           500       27,440
Loews Corp. - Carolina Group                                 10,100      415,615
Royal & Sun Alliance Insurance Group ADR                      4,700       40,138
WR Berkley Corp.                                              8,505      371,668
                                                                      ----------
                                                                       1,443,575
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 0.38% +
Blue Coat Systems, Inc. (a)                                   8,940      420,091
Netease.com ADR (a)                                           1,300       99,151
                                                                      ----------
                                                                         519,242
                                                                      ----------
IT SERVICES - 1.04% +
Accenture Ltd. @                                              1,900       49,989
Cognizant Technology Solutions Corp. (a)                      9,400      413,412
First Data Corp. @                                            8,000      323,600
Paychex, Inc. @                                               8,290      321,320
SRA International, Inc. - Class A (a)                        10,000      328,200
                                                                      ----------
                                                                       1,436,521
                                                                      ----------
LEISURE EQUIPMENT & PRODUCTS - 0.34% +
Action Performance Companies, Inc.                           14,000      171,640
Marvel Entertainment, Inc. (a)                               16,760      294,976
                                                                      ----------
                                                                         466,616
                                                                      ----------
MACHINERY - 1.77% +
Eaton Corp.                                                   3,160      185,903
Flowserve Corp. (a)                                           1,000       35,000
Greenbrier Cos, Inc.                                         10,640      293,132
ITT Industries, Inc.                                          1,500      152,400
Joy Global, Inc.                                              9,900      454,113
Kennametal, Inc. @                                            5,020      256,572
Kubota Corp. ADR                                              3,000      109,560
Metso Corp. ADR                                               6,100      158,783
Oshkosh Truck Corp.                                          13,200      574,992
Paccar, Inc. @                                                2,920      204,458
Watts Water Technologies, Inc.                                  500       13,880
                                                                      ----------
                                                                       2,438,793
                                                                      ----------
MANUFACTURING/DIVERSIFIED - 0.13% +
Balkrishna Inds (c)                                           7,700      176,859
                                                                      ----------

MEDIA - 1.69% +
Cablevision Systems Corp. (a)                                12,000   $  297,600
Crown Media Holdings, Inc. (a)                                3,000       32,100
Dow Jones & Co., Inc.                                         3,000      101,730
EchoStar Communications Corp. @                               4,000      107,480
Fisher Communications, Inc. (a)                               1,800       87,858
Grupo Televisa S.A. ADR                                       5,730      418,863
Insight Communications Co, Inc. (a)                           2,000       23,000
Lin TV Corp. (a)                                              4,000       51,320
McClatchy Co.                                                 1,000       62,680
Media General, Inc.                                           2,500      131,875
Panamsat Holding Corp.                                       10,000      238,700
Rogers Communications, Inc.                                   2,500       98,825
Salem Communications Corp. (a)                                  500        9,360
SBS Broadcasting S.A. (a)                                       500       26,625
Viacom, Inc.                                                  6,000      186,300
The Walt Disney Co.                                           1,500       36,555
XM Satellite Radio Holdings, Inc. - Class A (a)              13,400      386,322
Young Broadcasting, Inc. (a)                                  9,692       30,529
                                                                      ----------
                                                                       2,327,722
                                                                      ----------
MEDICAL - DRUGS - 0.04% +
Ilsung Pharm (c)                                              1,250       53,760
                                                                      ----------
MEDICINAL CHEMICALS & BOTANICAL PRODUCTS - 0.06% +
Novo-Nordisk A/S ADR                                          1,700       87,652
                                                                      ----------
METALS & MINING - 3.47% +
Aleris Intl, Inc. (a)                                         1,000       25,960
Algoma Steel, Inc. (c)                                       18,217      355,231
Aluminum Corp. of China Ltd. ADR                                500       30,215
Anglo American Plc. ADR                                       2,500       74,575
Bhp Billiton Plc. ADR                                         3,400      101,150
Consol Energy, Inc.                                           7,800      475,020
Falconbridge Ltd.                                             3,000       84,450
Grande Cache Coal Corp. (a)(c)                               18,400       57,953
Labrador Iron Ore Royality Fd (c)                            14,600      299,763
Major Drilling Group Intl, Inc. (a)(c)                        7,500      105,918
Major Drilling Group Intl, Inc. (a)(c)                        5,400       76,261
Monnet Ispat (c)                                             79,000      271,163
Ormet Corp. (a)                                               2,285      405,666
Peabody Energy Corp.                                         11,630      909,001
Rio Tinto Plc. ADR                                              400       61,048
Seah Steel (c)                                                6,500      233,166
Silver Wheaton Corp. (a)                                     77,800      349,322
Titanium Metals Corp. (a)                                     6,300      297,360
United States Steel Corp.                                    12,257      447,748
Whx Corp. (a)                                                   990       10,652
Zinifex Ltd. (a)                                             30,158      109,596
                                                                      ----------
                                                                       4,781,218
                                                                      ----------
MULTILINE RETAIL - 1.62% +
JC Penney Co., Inc. Holding Co.                               8,020      410,624
Nordstrom, Inc.                                              13,300      460,845
Sears Holdings Corp. (a)                                      7,926      953,101
ShopKo Stores, Inc. (a)                                       3,000       86,010
Target Corp.                                                  5,690      316,876
                                                                      ----------
                                                                       2,227,456
                                                                      ----------

MULTI/UTILITIES & UNREGULATED POWER - 0.22% +
MDU Resources Group, Inc.                                     8,310   $  273,981
Northwestern Corp.                                            1,200       35,700
                                                                      ----------
                                                                         309,681
                                                                      ----------
NATIONAL COMMERCIAL BANKS - 0.05% +
Sanpaolo IMI SPA ADR                                          2,600       75,322
                                                                      ----------
OIL & GAS - 3.32% +
Bangchak Petroleum Plc. (a)(c)                              500,000      181,461
Canadian Natural Resources Ltd.                               2,500      103,025
ChevronTexaco Corp.                                           7,968      454,734
Deer Creek Energy Ltd. (a)(c)                                 8,000      216,747
EnCana Corp.                                                  4,300      197,198
ENI SPA ADR                                                     700       93,625
Frontier Oil Corp.                                            3,900      143,832
Nexen, Inc.                                                   2,400       99,216
PetroChina Co., Ltd. ADR                                        600       46,038
PetroKazakhstan, Inc. (a)                                     1,000       55,000
Petroleo Brasileiro S.A. ADR                                    800       51,120
Pioneer Natural Resources Co.                                 6,561      328,378
Royal Dutch Shell Plc. ADR                                      800       49,632
Sasol Ltd. ADR                                                2,900       92,742
Southwestern Energy Co. (a)                                   7,800      565,812
Spinnaker Exploration Co. (a)                                 4,000      246,320
Statoil ASA ADR                                               4,400       97,724
Talisman Energy, Inc.                                         1,200       53,148
Tipperary Corp. (a)                                          10,000       74,300
Total S.A. ADR                                                  800      100,816
Ultra Petroleum Corp. (a)                                    12,800      671,872
Vintage Petroleum, Inc.                                       2,000      103,780
XTO Energy, Inc.                                             12,400      538,904
                                                                      ----------
                                                                       4,565,424
                                                                      ----------
PAPER & FOREST PRODUCTS - 0.22% +
Louisiana-Pacific Corp.                                      12,252      305,442
                                                                      ----------
PETROLEUM REFINING - 0.04% +
Norsk Hydro ASA ADR                                             500       49,560
                                                                      ----------
PHARMACEUTICAL PREPARATIONS - 0.06% +
Eyetech Pharmaceuticals, Inc. (a)                             5,000       88,200
                                                                      ----------
PHARMACEUTICALS - 3.02% +
AstraZeneca Plc. ADR                                         12,600      565,740
Avanir Pharmaceuticals (a)                                   33,000      101,970
Barr Pharmaceuticals, Inc. (a)                                3,420      196,479
Bradley Pharmaceuticals, Inc. (a)                            45,000      541,800
Choongwae Pharm (c)                                           4,200      151,868
Dr Reddy's Laboratories Ltd. ADR                                 40          751
GlaxoSmithKline Plc. ADR                                      1,600       83,184
IVAX Corp. (a)                                               12,800      365,440
Johnson & Johnson                                             6,760      423,311
Kos Pharmaceuticals, Inc. (a)                                 5,300      318,000
MGI Pharma, Inc. (a)                                          7,000      131,320
NitroMed, Inc. (a)                                           39,800      647,546
Novartis AG ADR                                               1,500       80,730
Orion Corp. (c)                                               7,000      152,180
Par Pharmaceutical Companies, Inc. (a)                        3,000       77,640
Roche Holding AG (c)                                          2,100      313,693
                                                                      ----------
                                                                       4,151,652
                                                                      ----------

POWER, DISTRIBUTION, & SPECIALTY  TRANSFORMERS - 0.03% +
High Voltage Engr Corp. (a)                                   4,160   $   38,064
                                                                      ----------
PREPACKAGED SOFTWARE - 0.44% +
Amicas, Inc. (a)                                            126,377      554,795
Cryptologic, Inc.                                             3,100       52,328
                                                                      ----------
                                                                         607,123
                                                                      ----------
RADIOTELEPHONE COMMUNICATIONS - 0.46% +
USA Mobility, Inc. (a)                                       25,295      632,628
                                                                      ----------
REAL ESTATE - 6.13% +
AMB Property Corp.                                            2,200       97,196
Anthracite Capital, Inc.                                     19,100      200,359
Ashford Hospitality Trust, Inc.                               9,500       99,750
AvalonBay Communities, Inc.                                   1,800      155,250
Boston Properties, Inc.                                       7,700      532,994
Capital Trust, Inc. NY                                        1,800       55,116
CarrAmerica Realty Corp.                                      1,200       39,516
CBL & Associates Properties, Inc.                            14,087      526,150
Cedar Shopping Centers, Inc.                                  5,000       70,100
Criimi MAE, Inc. (a)                                          5,500      107,745
Diamondrock Hospitality Co.                                     700        7,805
Eastgroup Properties                                            700       30,590
Entertainment Properties Trust                                1,200       48,120
Equity Inns, Inc.                                            19,560      255,062
FelCor Lodging Trust, Inc. (a)                               25,490      380,311
First Industrial Realty Trust, Inc.                             800       32,504
First Potomac Realty Trust                                    8,300      210,322
Forest City Enterprises, Inc.                                13,800      509,082
Getty Realty Corp.                                            5,300      144,425
Government Properties Trust, Inc.                             4,600       41,768
Highwoods Properties, Inc.                                   14,900      420,329
Hospitality Properties Trust                                  5,100      202,470
Host Marriott Corp.                                           5,500       92,345
The Macerich Co.                                                500       32,135
Medical Pptys Trust, Inc.                                    12,200      109,068
Mhi Hospitality Corp.                                         1,000        9,100
Mid-America Apartment Communities, Inc.                       4,600      214,590
Nationwide Health Properties, Inc.                            2,300       53,337
New Century Financial Corp Md @                               2,000       61,740
Omega Healthcare Investors, Inc.                              8,100       99,549
Pan Pacific Retail Properties, Inc.                             800       50,800
Pennsylvania Real Estate Investment Trust                     1,500       57,750
Post Properties, Inc.                                         6,700      273,360
PS Business Parks, Inc.                                         700       32,578
Public Storage, Inc.                                          3,800      251,560
RAIT Investment Trust                                         7,900      209,824
Ramco-Gershenson Properties                                   1,100       30,514
Rayonier, Inc.                                                2,400       91,752
Realty Income Corp.                                           3,400       75,718
Regency Centers Corp.                                         9,600      534,432
Simon Property Group, Inc.                                      700       50,134
SL Green Realty Corp.                                         9,500      646,285
Strategic Hotel Cap, Inc.                                     8,500      144,415
Supertel Hospitality, Inc. Md                                   300        1,380
Tarragon Corp. (a)                                           39,658      743,984
Trizec Properties, Inc.                                      13,636      303,401
Ventas, Inc.                                                  3,400      104,142
                                                                      ----------
                                                                       8,440,857
                                                                      ----------

REAL ESTATE AGENTS & MANAGERS - 0.28% +
Cb Richard Ellis Group, Inc. (a)                              7,800   $  381,030
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS - 0.59% +
Digital Realty Trust, Inc.                                    7,600      145,768
Global Signal, Inc.                                          12,000      497,400
U Store It Trust                                              7,800      162,708
                                                                      ----------
                                                                         805,876
                                                                      ----------
RETAIL/DEPARTMENT STORE - 0.00% +
Hudson's Bay Company                                            500        6,562
                                                                      ----------
ROAD & RAIL - 0.67% +
Burlington Northern Santa Fe Corp.                            7,880      489,033
Canadian National Railway Co.                                 1,400      101,472
Canadian Pacific Railway Ltd.                                 2,500      103,175
Laidlaw International, Inc.                                   9,814      223,171
                                                                      ----------
                                                                         916,851
                                                                      ----------
SAWMILLS & PLANING MILLS, GENERAL - 0.00% +
Western Forest Products, Inc. (a)(c)                          1,247        2,196
                                                                      ----------
SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL, &
   NAUTICAL - 0.21% +
Garmin Ltd.                                                   2,600      149,318
Novatel, Inc. (a)                                             5,000      142,700
                                                                      ----------
                                                                         292,018
                                                                      ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES, &
   SERVICES - 0.10% +
Northern Offshore Ltd. (a)                                   54,233      135,583
                                                                      ----------
SECURITY BROKERS, DEALERS, & FLOTATION COMPANIES -
   0.02% +
Instinet Group, Inc.                                          5,500       27,170
                                                                      ----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.71% +
Freescale Semiconductor, Inc. (a)                            17,000      402,730
Integrated Device Technology, Inc. (a)                        7,800       77,064
Intersil Corp.                                               14,010      318,868
Marvell Technology Group Ltd. (a)                             9,050      420,010
MEMC Electronic Materials, Inc. (a)                          34,330      615,880
Micron Technology, Inc. (a)@                                 13,620      176,924
RF Micro Devices, Inc. (a)                                   23,020      120,625
Soitec (a)(c)                                                 7,700      115,259
Taiwan Semiconductor Manufacturing Co., Ltd. ADR@            12,500      101,000
                                                                      ----------
                                                                       2,348,360
                                                                      ----------
SEMICONDUCTORS & RELATED DEVICES - 0.24% +
Evergreen Solar, Inc. (a)@                                   25,477      210,185
Siliconware Precision Inds Ltd. ADR                          26,400      121,440
                                                                      ----------
                                                                         331,625
                                                                      ----------
SOFTWARE - 2.95% +
Adobe Systems, Inc.                                           7,690      248,003
Aspen Technology, Inc. (a)                                   56,580      342,309
Autodesk, Inc.                                               16,270      734,265
BMC Software, Inc. (a)                                       11,920      233,513
Borland Software Corp. (a)                                    5,500       27,775
Dassault Systemes S.A. ADR                                    1,000       51,690
Gse Sys, Inc. (a)                                               283          376
MICRO Systems, Inc. (a)                                       7,400      339,808
Net 1 Ueps Technologies, Inc. (a)                            32,206      675,038
PalmSource, Inc. (a)                                         10,000      182,300
Peregrine Systems, Inc. (a)                                  13,000      327,600
Salesforce.com, Inc. (a)                                     22,100      552,279
Siebel Systems, Inc.                                         34,000      351,900
                                                                      ----------
                                                                       4,066,856
                                                                      ----------

SPECIALTY RETAIL - 3.12% +
Abercrombie & Fitch Co. - Class A                             6,400   $  332,736
Advance Auto Parts (a)                                       10,500      393,750
Bebe Stores, Inc.                                            13,000      183,820
Bed Bath & Beyond, Inc. (a)                                   9,090      368,327
Blockbuster, Inc.                                            20,986       95,696
Burlington Coat Factory Warehouse Corp.                       1,000       38,560
Childrens Place (a)                                          10,500      450,765
CSK Auto Corp. (a)                                            2,500       37,825
Dress Barn, Inc. (a)                                          8,800      233,816
Footstar, Inc. (a)                                           59,961      269,824
Gamestop Corp New (a)                                           787       27,923
Guess, Inc. (a)                                              10,510      285,031
Lowe's Coompanies, Inc.                                       4,290      260,703
Men's Wearhouse, Inc. (a)                                    15,075      372,353
Party City Corp. (a)                                            500        8,190
The Sherwin-Williams Co.                                      2,000       85,100
Tbc Corp. (a)                                                   500       17,295
Tiffany & Co.                                                 8,810      347,114
Urban Outfitters, Inc. (a)                                   17,000      481,610
                                                                      ----------
                                                                       4,290,438
                                                                      ----------
STEEL WORKS, BLAST FURNACES (INCLUDING COKE OVENS), &
   ROLLING - 0.00% +
Mittal Steel Co. N.V. ADR@                                      100        2,530
                                                                      ----------
TELECOMMUNICATIONS - 0.04% +
Amino Technologies Plc. (a)                                  22,000       51,790
Nextwave Tax Escrow Cert (a)                                  7,300        7,300
                                                                      ----------
                                                                          59,090
                                                                      ----------
TELEPHONE & TELEGRAPH APPARATUS - 0.35% +
Orckit Communications Ltd. (a)                               22,700      485,553
                                                                      ----------
TELEPHONE COMMUNICATIONS, EXCEPT RADIOTELEPHONE -
   0.31% +
NTL, Inc. (a)                                                 6,000      367,920
Telecom Argentina S.A. ADR (a)                                4,000       52,640
                                                                      ----------
                                                                         420,560
                                                                      ----------
TEXTILES, APPAREL & LUXURY GOODS - 1.24% +
Coach, Inc. (a)                                              15,100      485,918
Gildan Activewear, Inc. (a)                                   2,400       83,688
Haggar Corp.                                                    500       14,250
Luxottica Group SPA ADR                                       1,200       28,800
Nike, Inc.                                                    4,060      341,243
Oxford Industries, Inc.                                       6,930      341,303
Reebok International Ltd.                                     4,000      228,200
Tack Fat Group (c)                                        1,872,000      183,527
                                                                      ----------
                                                                       1,706,929
                                                                      ----------
THRIFTS & MORTGAGE FINANCE - 0.88% +
Commercial Federal Corp.                                     10,000      342,000
E-Loan, Inc. (a)                                             50,000      212,500
Kearny Finl Corp.                                            56,326      663,520
                                                                      ----------
                                                                       1,218,020
                                                                      ----------
TOBACCO - 0.08% +
Gallaher Group Plc. ADR                                       1,700      105,434
                                                                      ----------
TRADING COMPANIES & DISTRIBUTORS - 0.27% +
W.W. Grainger, Inc.                                           3,990      267,250
Wolseley Plc. ADR                                             2,400       98,880
                                                                      ----------
                                                                         366,130
                                                                      ----------
VITAMINS - 0.07% +
Herbalife Ltd. (a)                                            3,600       96,840
                                                                      ----------

WATER TRANSPORTATION OF FREIGHT - 0.02% +
AS Dampskibsselskabet Torm ADR                                600   $     32,052
                                                                    ------------
WATER UTILITIES - 0.04% +
Cia de Saneamento Basico do Estado de Sao Paulo ADR         3,200         51,360
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES - 1.68% +
Alamosa Holdings, Inc. (a)                                 38,800        574,240
China Mobile Hong Kong Ltd. ADR                             6,700        150,415
Leap Wireless International, Inc. (a)                       6,339        209,250
Linktone Ltd. ADR (a)                                       5,100         52,020
NII Holdings, Inc. (a)                                      8,600        713,112
Partner Communications ADR                                  7,232         58,869
SK Telecom Co., Ltd. ADR                                    7,100        143,491
United States Cellular Corp. (a)                            8,000        408,000
                                                                    ------------
                                                                       2,309,397
                                                                    ------------
X-RAY APPARATUS & TUBES & RELATED IRRADIATION
   APPARATUS - 0.02% +
Schick Technologies, Inc. (a)                               1,000         29,300
                                                                    ------------
TOTAL COMMON STOCKS (COST $106,010,079)                              112,415,398
                                                                    ------------
PREFERRED STOCKS - 1.14% +
COMMERCIAL BANKS - 0.22% +
Banco Bradesco S.A. ADR                                     2,700        140,103
BanColombia S.A. ADR                                        3,220         76,314
Uniao de Bancos Brasileiros S.A. ADR                        1,800         94,140
                                                                    ------------
                                                                         310,557
                                                                    ------------
CRUSHED & BROKEN LIMESTONE - 0.81% +
Oglebay Norton Co. (a)                                     69,434      1,110,944
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.04% +
Embratel Participacoes S.A. ADR (a)                         4,200         51,240
                                                                    ------------
ELECTRIC UTILITIES - 0.07% +
Cia Energetica de Minas Gerais ADR                          2,700         98,280
                                                                    ------------
TOTAL PREFERRED STOCKS (COST $1,316,207)                               1,571,021
                                                                    ------------
INVESTMENT COMPANIES - 0.69% +
REAL ESTATE - 0.69% +
American Mortgage Acceptance Co.                            3,000         42,000
Archstone-Smith Trust                                      13,400        543,638
Camden Property Trust                                       1,100         61,985
Federal Realty Invs Trust                                   2,400        145,560
HRPT Properties Trust                                      14,300        156,013
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $934,673)                               949,196
                                                                    ------------
WARRANTS - 0.29% +
CONSULTING SERVICES - 0.29% +
Washington Group International, Inc.
   - Series A, Strike price $28.50
   Expiration 01/25/2006 (a)                                2,632         55,272
Washington Group International, Inc.
   - Series B, Strike price $31.74
   Expiration 01/25/2006 (a)                               12,521        228,947
Washington Group International, Inc.
   - Series C, Strike price $33.51
   Expiration 01/25/2006 (a)                                6,707        109,324
                                                                    ------------
                                                                         393,543
                                                                    ------------
PLUMBING, HEATING & AIR-CONDITIONING - 0.00% +
American Plumbing Warrants, Strike Price $10.00,
   Expiration 12/18/2008 (a)                                  374              0
                                                                    ------------
TOTAL WARRANTS (COST $194,356)                                           393,543
                                                                    ------------

CONVERTIBLE BONDS (E)(F) - 12.71% +
ADVERTISING AGENCIES - 0.39% +
Lamar Advertising Co., 2.875%, due 12/31/2010 @            $500,000   $  532,500
                                                                      ----------
AEROSPACE & DEFENSE - 0.98% +
AMR Corp., 4.500%, due 02/15/2024 @                         750,000      594,375
L-3 Communications Hldgs, Inc., (Acquired 08/01/2005,
   Cost $763,862), 3.000%, due 08/01/2035 (b)               750,000      753,750
                                                                      ----------
                                                                       1,348,125
                                                                      ----------
BIOTECHNOLOGY - 1.65% +
Alexion Pharmaceuticals, 1.375%, due 02/01/2012 @           500,000      519,375
Cv Therapeutics, Inc., 3.250%, due 08/16/2013 @             500,000      565,625
Invitrogen Corp., 1.500%, due 02/15/2024 @                  750,000      625,312
Nabi Biopharmaceuticals, (Acquired 06/08/2005,
   Cost $536,969), 2.875%, due 04/15/2025 (b)               500,000      563,750
                                                                      ----------
                                                                       2,274,062
                                                                      ----------
CABLE & OTHER PAY TELEVISION SERVICES - 0.53% +
Liberty Media Corp., 3.500%, due 01/15/2031 @               750,000      727,500
                                                                      ----------
CALCULATING & ACCOUNTING MACHINES, EXCEPT
   ELECTRONIC COMPUTERS - 0.62% +
Scientific Games Corp., (Acquired 12/07/2004
   - 06/24/2005, Cost $777,128), 0.750%,
   due 12/01/2024 (b)                                       750,000      860,625
                                                                      ----------
COMMUNICATIONS EQUIPMENT - 1.03% +
Adc Telecomm, 3.996%, due 06/15/2013 @                      750,000      702,187
Tekelec, 2.250%, due 06/15/2008 @                           750,000      721,875
                                                                      ----------
                                                                       1,424,062
                                                                      ----------
CONSTRUCTION & ENGINEERING - 0.44% +
Quanta Services, Inc., 4.500%, due 10/01/2023 @             500,000      600,625
                                                                      ----------
CRUDE PETROLEUM & NATURAL GAS - 0.28% +
McMoRan Exploration Co., (Acquired 06/26/2003,
   Cost $300,020), 6.000%, due 07/02/2008 (b)               300,000      393,000
                                                                      ----------
ELECTRICAL EQUIPMENT - 0.46% +
Evergreen Solar, Inc., (Acquired 06/24/2005,
   Cost $500,032), 4.375%, due 07/01/2012 (b)               500,000      639,375
                                                                      ----------
ENERGY EQUIPMENT & SERVICES - 1.08% +
Halliburton Co., 3.125%, due 07/15/2023 @                   500,000      826,250
Schlumberger Ltd., 1.500%, due 06/01/2023 @                 500,000      656,875
                                                                      ----------
                                                                        1,483,12
                                                                      ----------
HEALTH CARE EQUIPMENT & SUPPLIES - 1.05% +
Cytyc Corp., 2.250%, due 03/15/2024 @                       750,000      780,000
Greatbatch, Inc., 2.250%, due 06/15/2013 @                  750,000      664,688
                                                                      ----------
                                                                       1,444,688
                                                                      ----------
HEALTH CARE PROVIDERS & SERVICES - 0.54% +
Lifepoint Hospitals Inc., (Acquired 10/21/2005,
   Cost $752,615), 3.250%, due 08/15/2025 (b)               750,000      740,625
                                                                      ----------
INTERNET SOFTWARE & SERVICES - 0.94% +
Akamai Technologies, Inc., 1.000%, due 12/15/2033 @         500,000      608,125
Openwave Systems, Inc., 2.750%, due 09/09/2008 @            600,000      684,000
                                                                      ----------
                                                                       1,292,125
                                                                      ----------
PHARMACEUTICALS - 0.36% +
Sepracor, 0.000%, due 10/15/2024 @                          500,000      490,000
                                                                      ----------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 1.03% +
Cypress Semiconductor Corp., 1.250%, due 06/15/2008 @       500,000      553,125
Micron Technology, Inc., 2.500%, due 02/01/2010 @           750,000      864,375
                                                                      ----------
                                                                       1,417,500
                                                                      ----------

SPECIALTY RETAIL - 0.40% +
Best Buy Co., Inc., 2.250%, due 01/15/2022 @            $  500,000   $   553,750
                                                                     -----------
STEEL PIPE & TUBES - 0.36% +
Maverick Tube Corp., (Acquired 06/03/2003 -
   06/14/2005, Cost $418,504), 4.000%,
   due 06/15/2033 (b)                                      400,000       492,000
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICES - 0.57% +
American Tower Corp., 3.000%, due 08/15/2012 @             600,000       783,750
                                                                     -----------
TOTAL CONVERTIBLE BONDS (COST $16,375,442)                            17,497,437
                                                                     -----------
CORPORATE BONDS - 5.40% +
AUTOMOBILIES - 0.21% +
Ford Motor Credit Company, 6.875%, due 02/01/2006 @        290,000       289,851
                                                                     -----------
BANKING - 0.33% +
Resona Bank Ltd., (Acquired 09/08/2005,
   Cost $199,860), 5.850%, due 09/29/2049 (b)(e)           200,000       193,044
Collins Bank Debt, 0.000%, due 03/29/2050 @                272,000       261,120
                                                                     -----------
                                                                         454,164
                                                                     -----------
BUILDING PRODUCTS - 0.16% +
Owens Corning, 7.500%, due 05/01/2005
   (Default effective 10/05/2000) (a)(d)                   150,000       112,500
Owens Corning, 7.000%, due 03/15/2009
   (Default effective 10/05/2000) (a)(d)                   150,000       111,000
                                                                     -----------
                                                                         223,500
                                                                     -----------
DIVERSIFIED FINANCIAL SERVICES - 0.07% +
General Motors Acceptance Corp., 6.125%,
   due 02/01/2007 @                                        100,000        99,017
                                                                     -----------
ELECTRIC SERVICES - 0.27% +
Mirant Corp., (Acquired 05/06/2004 - 10/26/2005,
   Cost $221,841), 7.900%,
   due 07/15/2009 (Default effective 07/14/2003)
   (a)(b)(d)                                               313,000       366,992
                                                                     -----------
FORESTRY - 0.34% +
Inland Fiber Group LLC, 9.625%, due 11/15/2007
   (Default effective 5/15/2005) (d)(e)                    892,000       461,610
                                                                     -----------
HEAVY CONSTRUCTION - 0.47% +
Morrison Knudsen, (Acquired 01/09/2004 -
   10/13/2005, Cost $441,654),
   11.000%, due 07/01/2010 (b)                           9,928,000       645,320
                                                                     -----------
HOME FURNITURE, FURNISHINGS, &
   EQUIPMENT STORES - 0.21% +
Levitz Home Furnishings, Inc., (Acquired 08/15/2005
   and 10/14/2005, Cost $259,061),
   12.000%, due 11/01/2011 (Default
      effective 10/12/2005) (b)(d)(e)                      508,000       292,100
                                                                     -----------
HOTELS & MOTELS - 0.14% +
MGM Grand, Inc., 6.000%, due 10/01/2009 @                  200,000       196,500
                                                                     -----------
HOTELS, ROOMING HOUSES, CAMPS, &
   OTHER LODGING PLACES - 0.12% +
Harrahs Opperating Co., Inc., (Acquired 09/21/2005,
   Cost $178,828), 5.750%, due 10/01/2017 (b)              180,000       170,337
                                                                     -----------
HOUSEHOLD DURABLES - 0.17% +
D.R. Horton, Inc., 6.125%, due 01/15/2014 @                100,000        98,012
Kb Home, 6.250%, due 06/15/2015 @                          145,000       136,415
                                                                     -----------
                                                                         234,427
                                                                     -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -
   0.14% +
Txu Corp., (Acquired 02/23/2005 and 03/17/2005,
   Cost $222,618), 6.550%, due 11/15/2034 (b)              220,000       195,529
                                                                     -----------

LINOLEUM, ASPHALTED-FELT-BASE, & OTHER HARD
   SURFACE FLOOR - 0.22% +
Congoleum Corp., 8.625%, due 08/01/2008
   (Default effective 12/31/2003) (a)(d)(e)              $  289,000   $  294,780
                                                                      ----------
MEDIA - 0.03% +
Adelphia Communications Corp., 10.250%, due 06/15/2011
   (Default effective 6/25/2002) (d)                         53,000       36,437
                                                                      ----------
MEDICINAL CHEMICALS & BOTANICAL PRODUCTS - 0.03% +
Twin Laboratories, Inc., 10.250%, due 05/15/2006
   (Default effective 09/04/2003) (a)(d)(e)                 627,000       34,485
                                                                      ----------
METALS & MINING - 0.03% +
Doe Run Res Corp., 11.750%, due 11/01/2008 (e)@              60,000       46,800
                                                                      ----------
MINERAL WOOL - 0.16% +
Owens Corning, 7.700%, due 05/01/2008
   (Default effective 10/05/2000) (d)                       285,000      213,750
                                                                      ----------
MOTOR VEHICLE PARTS & ACCESSORIES - 0.75% +
Dana Corp., 5.850%, due 01/15/2015 @                      1,200,000      882,000
Federal Mogul Bank Debt, 4.150%, due 03/29/2050 @           164,858      154,966
                                                                      ----------
                                                                       1,036,966
                                                                      ----------
PHARMACEUTICALS - 0.09% +
AaiPharma, Inc., 11.000%, due 04/01/2010
   (Default effective 4/01/2005) (d)(e)                     123,000      125,460
                                                                      ----------
PLASTICS PRODUCTS - 0.13% +
Armstrong World Industries, Inc., 7.450%, due
   05/15/2029 (Default effective 12/06/2000) (a)(d)         261,000      181,395
                                                                      ----------
PLUMBING, HEATING & AIR-CONDITIONING - 0.68% +
American Plumbing Bank Debt, 10.000%, due 10/31/2009 @      274,565      277,311
American Plumbing & Mechanical, Inc., 11.625%, due
   10/15/2008 (Default effective 10/14/2003) (a)(d)(e)    2,988,000      485,550
Mirant Americas Generation LLC, 8.500%, due 10/01/2021
   (Default effective 07/14/2003) (a)(d)                    133,000      165,419
                                                                      ----------
                                                                         928,280
                                                                      ----------
PRIMARY METAL INDUSTRIES - 0.22% +
WCI Steel, Inc., 10.000%, due 12/01/2004
   (Default effective 06/01/2003) (a)(d)(e)                 561,000      302,940
                                                                      ----------
PRIMARY PRODUCTION OF ALUMINUM - 0.33% +
Kaiser Aluminum & Chemical, 9.875%, due 02/15/2002
   (Default effective 02/12/2002) (a)(d)(e)                 480,000      458,400
                                                                      ----------
REAL ESTATE - 0.07% +
Thornburg Mtg, Inc., 8.000%, due 05/15/2013 (e)@            100,000       97,250
                                                                      ----------
SAWMILLS & PLANING MILLS, GENERAL - 0.03% +
Western Forest Products, Inc., (Acquired 07/23/2004,
Cost $38,913), 15.000%, due 07/28/2009 (b)(c)(e)             43,000       43,860
                                                                      ----------
TELEPHONE COMMUNICATIONS, EXCEPT
   RADIOTELEPHONE - 0.00% +
Nextwave Secured Note, 0.000%, due 04/13/2055 @               2,775        1,651
                                                                      ----------
TOTAL CORPORATE BONDS (COST $7,021,143)                                7,431,801
                                                                      ----------

ASSET BACKED SECURITIES - 5.89% +
American Airlines, Inc., 6.817%, due 05/23/2011 @        $  400,000   $  359,248
Asset Backed Securities Corp., 7.080%,
   due 01/25/2035 @                                         200,000      187,413
Citigroup Mortgage Loan Trust, Inc., 6.080%,
   due 02/25/2035 @                                         200,000      177,063
Citigroup Mortgage Loan Trust, Inc., 6.240%,
   due 09/25/2035 @                                         150,000      129,047
Continental Airlines, 7.487%, due 10/02/2010 @              200,000      197,050
DVI Receivables Corp. VIII 2003-1, 4.228%,
   due 03/14/2011 @                                       1,147,646      981,237
DVI Receivables Corp., 4.278%, due 09/12/2010 @             819,152      774,099
Equity One Abs, Inc., 2002-4, 5.910%, due 02/25/2033 @      121,477      120,315
Ge-wmc Asset-backed Ptc 2005-1, 6.588%,
   due 11/25/2035 @                                         450,000      384,918
Gsamp Trust 2005-he3, 6.330%, due 06/25/2035 @              225,000      201,282
Master Asset Backed Securities 2005-opt, 6.330%,
   due 03/25/2035 @                                         125,000      120,558
Merit Securities Corp. Series 13, 8.380%,
   due 12/28/2033 @                                         450,000      484,517
Merrill Lynch Mortgage Investors 2003-wmc3, 5.830%,
   due 06/25/2034 @                                         300,000      303,465
Merrill Lynch Mortgage Investors 2005-wmc2, 7.080%,
   due 04/25/2036 @                                         400,000      371,894
Morgan Stanley Cap 2003-he1, 5.730%, due 05/25/2033 @       500,000      504,046
New Century Home Equity Loan, 7.580%, due 07/25/2035 @      625,000      598,930
Option One Mortgage Loan Trust 2005-3, 6.080%,
   due 08/25/2035 @                                         125,000      111,443
Residential Asset Securities Corporation, 6.830%,
   due 09/25/2035 @                                         200,000      175,500
Residential Asset Securities Corporation, 6.830%,
   due 03/25/2035 @                                         500,000      459,326
Securitized Asset Rec. 2005-fr3, 6.830%,
   due 04/25/2035 @                                         150,000      130,516
Securitized Asset Rec., 7.080%, due 01/25/2035 @            150,000      132,879
Structured Asset Inv. 2005-4, 6.330%, due 05/25/2035 @      100,000       94,131
Structured Asset Inv. 2005-6, 6.330%, due 07/25/2035 @      150,000      142,013
Structured Asset Sec., 6.330%, due 01/25/2035 @             300,000      268,491
Structured Asset Secs., 6.330%, due 02/25/2035 @            150,000      138,677
United Airlines Pt Cert. 2000-1, 8.030%,
   due 07/01/2011 @                                         410,335      244,859
United AirLines, Inc., 7.762%, due 10/01/2005
   (Default effective 09/15/2005) (d)                       201,126      102,574
United AirLines, Inc., 6.201%, due 09/01/2008
   (Default effective 09/15/2005) (d)                       213,626      206,931
                                                                      ----------
TOTAL ASSET BACKED SECURITIES (COST $8,102,878)                        8,102,422
                                                                      ----------
MORTGAGE BACKED SECURITIES - 4.79% +
Delta Air Lines, 10.500%, due 04/30/2016
   (Default effective 09/15/2005) (d)                       349,000      198,473
Fannie Mae Strip, 5.000%, due 03/01/2035 @                  634,710      156,424
Fannie Mae Strip I/o, 5.000%, due 07/01/2035 @            2,512,017      653,911
Fannie Mae Strip, 6.000%, due 02/01/2033 @                1,838,691      436,976
Fannie Mae Strip, 5.000%, due 06/01/2033 @                1,384,037      331,304
Fannie Mae Strip, 4.500%, due 09/01/2033 @                  340,266       70,639
Fannie Mae Strip, 5.500%, due 12/01/2033 @                1,259,265      305,962
Fannie Mae Strip, 5.000%, due 07/01/2034 @                  812,555      205,043
Fannie Mae Strip, 5.500%, due 11/01/2034 @                9,482,386    2,394,303
Fannie Mae Strip, 6.000%, due 03/01/2035 @                  230,085       45,727
Fannie Mae Strip, 5.000%, due 03/01/2035 @                  175,555       43,198
Fannie Mae Strip, 5.000%, due 02/01/2035 @                4,685,968    1,200,779
First Franklin Mortgage Loan, 7.330%, due 10/25/2034 @       75,000       68,935
Freddie Mac Strip, 5.000%, due 02/15/2020 @                 181,580       33,098
Freddie Mac Strip, 5.000%, due 04/15/2020 @                 188,922       35,409
Freddie Mac Strip I/o, 5.000%, due 08/01/2035 @             344,901       81,429
Freddie Mac Strip, 5.000%, due 02/15/2020 @                 277,669       52,390
Freddie Mac Strip, 5.000%, due 12/01/2034 @               1,091,989      279,310
                                                                      ----------
TOTAL MORTGAGE BACKED SECURITIES (COST $6,519,690)                     6,593,310
                                                                      ----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.19% +
Ace Securities Corp., 7.080%, due 04/25/2035 @             $275,000   $  255,515
Asset Backed Funding Cert., 7.330%, due 12/25/2034 @        550,000      515,816
Asset Backed Funding Certs, 6.830%, due 06/25/2035 @        200,000      179,926
Asset Backed Securities Corp., 5.250%, due 06/27/2035 @     312,504      310,160
Asset Backed Security Corp., 6.330%, due 04/25/2035 @       100,000       89,129
Asset Backed Security Corp., 6.330%, due 06/25/2035 @       125,000      113,367
Asset Backed Security Corp., 5.050%, due 08/27/2035 @       232,902      232,320
First Franklin Mortgage Loan Trust, 6.830%,
   due 07/25/2035 @                                         150,000      152,719
First Franklin Mortgage Loan Trust, 5.071%,
   due 05/25/2035 @                                         307,560      307,560
First Franklin Mortgage Loan, 7.330%, due 03/25/2035 @      150,000      143,417
First Franklin Mortgage Loan, 7.330%, due 12/25/2034 @       30,000       28,932
Fremont Nim Trust, 4.500%, due 11/27/2034 @                 252,100      251,396
Fremont Nim Trust, 3.750%, due 01/25/2035 @                  95,443       94,788
Gsamp Trust, 6.330%, due 08/25/2035 @                       250,000      219,655
Home Equity Asset Trust, 4.750%, due 06/27/2035 @           557,097      556,400
Home Equity Asset Trust, 5.500%, due 08/27/2035 @           173,394      172,527
Home Equity Asset Trust, 5.250%, due 09/27/2035 @           542,185      540,368
Indymac Manufactured Housing, 6.640%, due 12/25/2027 @      331,183      323,212
JP Morgan Mortgage Acquisition, 6.830%, due 06/25/2035 @    125,000      112,351
JP Morgan Mortgage Acquisition, 6.830%, due 07/25/2035 @    250,000      224,370
Masters Abs Nim Trust, 4.750%, due 05/26/2035 @              72,518       72,518
Meritage Mortgage Loan Trust, 6.830%, due 11/25/2035 @      150,000      135,150
Meritage Mortgage Loan Trust, 7.330%, due 01/25/2035 @      100,000       95,231
Merrill Lynch Mortgage Investors, 4.500%,
   due 02/25/2036 @                                         675,565      672,187
Merrill Lynch Mortgage Investors, 4.500%,
   due 06/25/2036 @                                          31,981       31,782
Northwest Airlines, 7.360%, due 02/01/2020
   (Default effective 09/15/2005) (d)                        56,851       30,699
Park Place Securities, Inc., 6.330%, due 09/25/2035 @       100,000       87,203
Sasco Asset Securities Corp., 5.000%, due 06/27/2035 @      715,815      714,025
Sharps Sp I LLC, 4.000%, due 01/25/2035 @                   106,377      105,979
Sharps Sp I LLC, 5.000%, due 05/25/2035 @                   575,189      573,857
Sharps Sp I LLC, 3.750%, due 12/25/2034 @                    61,152       60,835
Soundview Home Equity Loan, 5.500%, due 11/25/2033 @         60,000       54,028
Structured Adj Rate Mortgage, 4.750%, due 04/27/2035 @      334,853      331,504
Structured Asset Investment Loan Trust, 6.330%,
   due 07/25/2035 @                                         150,000      129,234
Structured Asset Investment Loan Trust, 6.330%,
   due 04/25/2035 @                                         370,000      337,402
Structured Asset Investment, 6.330%, due 07/25/2035 @       250,000      222,109
Structured Asset Investment, 6.330%, due 09/25/2035 @       150,000      129,469
Structured Asset Securities, 5.000%, due 06/27/2035 @       374,982      373,576
Structured Asset Securities, 6.330%, due 07/25/2035 @       250,000      221,719
Structured Asset Securities, 4.500%, due 08/25/2035 @       705,213      694,415
                                                                      ----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (COST $9,849,369)                                                   9,896,850
                                                                      ----------

PREFERRED STOCKS - CONVERTIBLE - 0.46% +
PHARMACEUTICALS - 0.46% +
Schering Plough Corp.                                          12,000   $632,640
                                                                        --------
TOTAL PREFERRED STOCKS - CONVERTIBLE (COST $644,860)                     632,640
                                                                        --------

                                                             CONTRACTS
                                                             ----------
PURCHASED OPTIONS - 0.07% +
Lennar Corp.
   Expiration: 01/20/2007, Exercise Price: $50.00 (a)            18        9,882
Nitromed
   Expiration: 11/19/2005, Exercise Price: $17.50 (a)            60        3,300
Nitromed
   Expiration: 06/17/2006, Exercise Price: $22.50 (a)           100       13,000
Onxx
   Expiration: 11/19/2005, Exercise Price: $20.00 (a)            29       16,240
Orckit
   Expiration: 12/17/2005, Exercise Price: $15.00 (a)            20       12,000
PFE
   Expiration: 01/21/2006, Exercise Price: $27.50 (a)           170        2,550
PFE
   Expiration: 01/21/2006, Exercise Price: $22.50 (a)           200       36,000
                                                                          ------
TOTAL PURCHASED OPTIONS (COST $60,958)                                    92,972
                                                                          ------

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT
                                                        -----------
REPURCHASE AGREEMENTS - 13.67% +
The Bear Stearns Companies, Inc.,
   3.940%, dated 10/31/2005, due 11/01/2005,
   repurchase price $18,823,197 (g)@                    $18,821,123   18,821,123
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS (COST $18,821,123)                        18,821,123
                                                                      ----------
SHORT TERM INVESTMENTS - 1.22% +
Federal National Mortgage Association, Discount
   Note, 3.840%, due 01/04/2006 @                           120,000      119,149
Federal National Mortgage Association, Discount
   Note, 1.500%, due 01/18/2006 @                         1,100,000    1,090,490
Federal Home Loan Mortgage Corp, Discount Note,
   0.000%, due 08/22/2006 @                                  25,000       24,095
Federal Home Loan Mortgage Corp, Discount Note,
   0.000%, due 09/29/2006 @                                  50,000       47,948
Fannie Mae, Discount Note, 2.000%, due 02/07/2006 @          50,000       49,445
Fannie Mae, Discount Note, 2.210%, due 12/09/2005 @          50,000       49,847
Fannie Mae, Discount Note, 2.500%, due 02/24/2006 @         225,000      222,068
Fannie Mae, Discount Note, 3.000%, due 02/27/2006 @          75,000       73,997
                                                                      ----------
TOTAL SHORT TERM INVESTMENTS (COST $1,679,657)                         1,677,039
                                                                      ----------

FOREIGN CURRENCY CONTRACTS - 1.83% +
Australian Dollars                                        155,674   $    116,405
Canadian Dollars                                            2,642          2,237
Danish Drone                                              693,332        111,187
European Monetary Unit                                     63,758         76,411
Hong Kong Dollars                                       1,068,518        137,836
Japanese Yen                                           46,371,531        398,347
British Pounds                                             77,443        136,449
Norwegian Kroner                                          541,699         83,244
Singapore Dollars                                         228,754        135,058
Tawain Dollars                                          4,088,040        121,843
South Korean Won                                        1,246,098      1,193,581
                                                                    ------------
TOTAL FOREIGN CURRENCY CONTRACTS (COST $2,528,715)                     2,512,598
                                                                    ------------
TOTAL INVESTMENTS (COST $180,059,150) - 137.03% +                   $188,587,350
                                                                    ============

----------
ADR  American Depository Receipt.

(a)  Non-income Producing

(b) Restricted Security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers

(c)  Foreign Denominated

(d)  Defaulted Security

(e) Callable only if stock price equals predetermined price. As of October 31, 2005, bond is not callable.

(f) Convertible features based on predetermined criteria. As of October 31, 2005, none of the bonds have exercised their conversion features.

(g) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

@ All or a portion of the shares have been committed as collateral for open short positions.

(+)  Percentages are stated as a percent of net assets.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Securities Sold Short - October 31, 2005 (Unaudited)

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT     VALUE
                                                     ----------------   --------
COMMON STOCK
99 Cents Only Stores (a)                                       30,690   $296,159
ADC Telecommunications (a)                                     16,000    279,200
Aames Invt Corp. Md                                            33,100    198,269
Accenture Ltd.                                                 19,400    510,414
Adecco S.A. ADR                                                12,400    132,432
Advanced Medical Optics, Inc. (a)                              11,600    413,888
Aeropostale, Inc. (a)                                          29,910    584,441
Affordable Residential Communities                             56,800    567,432
Airspan Networks, Inc. (a)                                     31,000    154,380
Airtran Holdings, Inc. (a)                                     15,765    235,844
AK Steel Holding Corp. (a)                                      7,000     48,930
Akamai Technologies, Inc. (a)                                  22,300    386,682
Akzo Nobel N.V. ADR                                             3,600    155,988
Albany Molecular Research, Inc. (a)                            17,700    237,180
Alcan, Inc.                                                     4,100    129,929
Alcoa, Inc.                                                     8,100    196,749
Alexion Pharmaceuticals, Inc. (a)                               8,800    241,032
Alliance Data Systems Corp. (a)                                10,600    376,936
Alvarion Ltd. (a)                                              13,270    103,373
Amazon.Com, Inc. (a)                                           12,800    510,464
Amcor Ltd. ADR                                                  4,700     93,530
American Campus Communities, Inc.                               2,200     54,450
American Financial Realty Trust                                15,200    187,112
American Tower Corp. - Class A (a)                             23,600    562,860
Amgen, Inc. (a)                                                   950     71,972
AMN Healthcare Services, Inc. (a)                              10,980    181,170
AMR Corp. (a)                                                  46,900    633,619
Angiotech Pharmaceuticals, Inc. (a)                             4,700     62,980
AngloGold Ashanti Ltd. ADR                                      2,400     93,840
Anheuser-Busch Companies, Inc.                                 10,310    425,391
AnnTaylor Stores Corp. (a)                                      9,750    236,632
Anworth Mortgage Asset Corp.                                   25,500    205,020
Apartment Investment & Management Co.                           2,800    107,520
Apollo Group, Inc. (a)                                          6,300    397,026
Applied Extrusion - Class A (a)                                 1,714     23,567
Applied Extrusion Technologies (a)                                 35        481
Applied Micro Circuits Corp. (a)                               53,000    129,320
Asm Intl N.V. (a)                                               7,100     94,288
ATI Technologies, Inc. (a)                                     34,190    494,045
AudioCodes Ltd. (a)                                             4,900     55,223
Autozone, Inc. (a)                                              3,590    290,431
Avery Dennison Corp.                                            7,500    424,875
Axcan Pharma, Inc. (a)                                          8,200    104,386
Ball Corp.                                                     12,000    472,440
Bally Total Fitness Holding Corp. (a)                          21,000    120,330
Banco Latinoamericano de Exportaciones S.A.                     1,700     28,917
Baxter International, Inc.                                     11,690    446,909
Beckman Coulter, Inc.                                           8,890    437,921
Bed Bath & Beyond, Inc. (a)                                    10,700    433,564
Best Buy Co., Inc.                                              4,500    199,170

Bimini Mtg Mgmt, Inc.                                          13,800   $136,620
Biomet, Inc.                                                    8,610    299,886
Biosite, Inc. (a)                                               1,300     71,799
Boc Group Plc. ADR                                                100      3,955
Boeing Co.                                                      8,187    529,208
BorgWarner, Inc.                                                4,380    253,996
Boston Scientific Corp. (a)                                    10,860    272,803
Bovis Homes Group Plc. (b)                                     11,600    123,192
Boykin Lodging Co. (a)                                          6,500     71,695
Brandywine Realty Trust                                         3,700    101,380
Brasil Distr Pao ACU-SP ADR                                     1,600     44,096
Braskem S.A. ADR                                                3,700     62,900
BRE Properties                                                  2,300    101,453
Cabot Corp.                                                     5,990    204,319
CACI International, Inc. - Class A (a)                          6,070    331,058
Calpine Corp. (a)                                              58,548    139,344
Capital Lease Funding, Inc.                                     5,100     50,082
Capital One Financial Corp.                                     2,100    160,335
Capstead Mortgage Corp.                                        19,900    121,589
Cardinal Health, Inc.                                           5,249    328,115
Career Education Corp. (a)                                     11,500    409,285
Carlisle Companies, Inc.                                        3,820    254,756
Carnival Plc. ADR                                               2,900    147,320
Casual Male Retail Group, Inc. (a)                              7,185     41,457
Celgene Corp. (a)                                               7,180    402,798
Centerpoint Properties Trust                                    4,500    205,020
Certegy, Inc.                                                  11,800    442,028
Charter Mutual MTG Acceptc                                      4,680     96,174
Chico's FAS, Inc. (a)                                           7,000    276,780
China Res Land (b)                                            530,000    145,283
Cia Siderurgica Nacional S.A. ADR                               2,900     55,680
Cintas Corp.                                                    7,720    313,200
Circuit City Stores, Inc.                                       7,450    132,536
Clear Channel Communications, Inc.                             11,180    340,096
Clorox Co.                                                      8,050    435,666
CNF, Inc.                                                       2,400    135,048
Cognos, Inc. (a)                                                9,880    370,796
Columbia Equity Tr, Inc.                                        7,200    105,624
Commerce Bancorp Inc. (a)                                      10,400    316,888
Companhia de Bebidas das Americas (AMBEV) ADR                   2,000     71,000
Computer Associates International, Inc.                        12,040    336,759
Consolidated Water Co, Inc.                                     6,200    114,328
Continental Airlines, Inc. (a)                                  5,185     67,146
Corporate Office Properties Trust                               4,400    152,944
Cost Plus, Inc. (a)                                            16,230    249,293
Cott Corp. (a)                                                  3,100     45,911
Cree, Inc. (a)                                                 11,010    264,680
Cross Country Healthcare, Inc. (a)                             12,360    224,581
Crucell N.V. ADR (a)                                              900     24,147
CV Therapeutics, Inc. (a)                                       9,700    243,082
Cypress Semiconductor Corp. (a)                                11,500    156,400
Cytyc Corp. (a)                                                12,600    319,410
Daikin Industries Ltd. (b)                                      5,700    147,874
Dana Corp.                                                     12,455     93,537
Deere & Co.                                                     5,730    347,696
Deerfield Triarc Cap Corp.                                     10,700    138,779
Dell, Inc. (a)                                                  4,630    147,604
Delphi Corp.                                                    5,448      2,206

DeVry, Inc. (a)                                                 7,850   $177,410
Dick's Sporting Goods, Inc. (a)                                 6,900    206,517
Diebold, Inc.                                                   6,860    247,920
Digene Corp. (a)                                                4,060    122,612
Dow Jones & Co., Inc.                                           9,900    335,709
Duke Realty Corp.                                               8,800    300,080
Dura Automotive Systems, Inc. (a)                               2,270      6,697
E.ON AG ADR                                                     5,000    151,050
Eastman Chemical Co.                                            8,600    453,736
EchoStar Communications Corp.                                  13,900    373,493
Elan Corp Plc. ADR (a)                                         24,300    200,475
Electro Scientific Industries, Inc. (a)                         5,310    116,661
Endurance Specialty Hldgs Ltd.                                  1,600     53,056
Enersis SA/Chile ADR                                            7,200     78,696
Entergy Corp.                                                   3,970    280,758
Equinix, Inc. (a)                                               5,380    198,468
Equity One, Inc.                                                4,400    103,180
Essex Property Trust, Inc.                                      1,800    161,784
Etablissements Delhaize Freres ADR                              2,400    138,720
Everest Re Group Ltd.                                           1,600    159,120
Evergreen Solar, Inc. (a)                                      51,500    424,875
Exide Technologies (a)                                          6,566     27,906
Expeditors International Washington, Inc.                       7,700    467,159
Fairchild Semiconductor International, Inc. (a)                22,310    343,574
Family Dollar Stores, Inc.                                     18,260    404,276
Fannie Mae                                                      6,070    288,446
Fedders Corp.                                                   9,394     21,606
Federated Investors, Inc.                                      11,800    413,118
Fifth Third Bancorp                                             9,860    396,076
First Data Corp.                                               12,050    487,423
Flamel Technologies ADR (a)                                     2,900     51,678
Florida Rock Industries, Inc.                                   1,000     56,900
Ford Motor Co.                                                 15,400    128,128
Forest Laboratories, Inc. (a)                                   9,900    375,309
Fresh Del Monte Produce, Inc.                                  12,390    323,007
Friedman Billings Ramsey Group, Inc.                           16,100    142,807
Frontline Ltd.                                                  1,300     51,623
Fuji Photo Film Ltd. ADR                                        4,600    147,430
Gen-Probe, Inc. (a)                                             9,300    379,812
Gentex Corp.                                                   39,380    741,132
Glenborough Realty Trust, Inc.                                 11,200    214,256
Global Crossing Ltd. (a)                                        5,264     68,590
Globix Corp. (a)                                               11,027     21,503
Gmh Cmntys Tr                                                     400      5,988
Greatbatch, Inc. (a)                                            5,500    143,330
H&R Block, Inc.                                                17,600    437,536
H.J. Heinz Co.                                                 10,500    372,750
H.Lundbeck A/s (b)                                              4,400    102,810
Halliburton Co.                                                12,000    709,200
Hanover Cap Mortgage Holdings, Inc.                             8,400     63,420
Harley-Davidson, Inc.                                           8,800    435,864
Health Care REIT, Inc.                                          5,900    207,916
Health Management Associates, Inc.                              9,000    192,690
Healthcare Realty Trust, Inc.                                   1,100     41,624
Heartland Express, Inc.                                        17,200    339,700
Helen of Troy Ltd. (a)                                         11,170    200,502
Hewlett-Packard Co.                                             5,700    159,828
Highland Hospitality Corp.                                      9,900    104,049

Hilton Hotels Corp.                                             6,800   $132,260
Hitachi Ltd. ADR                                                2,700    166,509
Homebanc Corp.                                                 16,300    117,360
HOT Topic, Inc. (a)                                            18,110    269,658
Huaneng Power International, Inc. ADR                           3,100     83,731
Hudson City Bancorp, Inc.                                      36,548    432,728
ICICI Bank Ltd. ADR                                             4,400    104,060
ImClone Systems, Inc. (a)                                      13,700    475,390
IMS Health, Inc.                                               14,300    332,189
India Fund, Inc.                                                7,500    272,400
Infineon Technologies AG ADR (a)                               10,400     97,136
Infosys Technologies Ltd. ADR                                   2,000    136,000
Integrated Electrical Services, Inc. (a)                       14,942     25,551
Intel Corp.                                                     7,800    183,300
International Game Technology                                  22,080    584,899
Invacare Corp.                                                  5,770    194,968
Investors Financial Services Corp.                             12,100    461,978
Investors Real Estate Trust                                       300      2,799
Invitrogen Corp. (a)                                            4,600    292,514
Iron Mountain, Inc. (a)                                         4,790    186,810
Isle of Capri Casinos, Inc. (a)                                17,750    377,720
iStar Financial, Inc.                                           1,100     40,557
Janus Capital Group, Inc.                                      10,810    189,716
JB Hunt Transport Services, Inc.                               36,240    703,418
JetBlue Airways Corp. (a)                                      26,460    492,421
KB Home                                                         1,980    129,393
Keane, Inc. (a)                                                12,000    135,600
Kennametal, Inc.                                                3,230    165,085
King Pharmaceuticals, Inc. (a)                                  6,050     93,352
Kite Realty Group Trust                                         3,500     51,730
Knight-Ridder, Inc.                                             6,300    336,294
Kohl's Corp. (a)                                                4,380    210,809
Kraft Foods, Inc.                                              14,010    396,483
K-Swiss, Inc.                                                  10,100    307,545
Kyocera Corp ADR                                                  800     51,968
L-3 Communications Holdings, Inc.                               2,800    217,896
La Quinta Corp. (a)                                            17,300    144,455
Lamar Advertising Co. (a)                                       6,600    294,492
Lan Airlines S.A. ADR                                           3,100     99,882
Lennar Corp.                                                    2,600    144,508
Lexmark International, Inc. (a)                                 6,700    278,184
LifePoint Hospitals, Inc. (a)                                   7,400    289,340
Lincare Holdings, Inc. (a)                                      7,270    296,980
Linear Technology Corp.                                        10,500    348,705
Lipman Electronic Engineering (a)                               5,000    111,100
Lucent Technologies, Inc. (a)                                  31,000     88,350
Luminent Mortgage Capital, Inc.                                45,600    318,288
Magna Intl, Inc.                                                2,000    139,440
Maguire Properties, Inc.                                        2,900     87,000
Marcus Corp.                                                   29,890    656,384
Marriott International, Inc. - Class A                          1,600     95,392
Martek Biosciences Corp. (a)                                    3,550    109,589
Masco Corp.                                                     6,800    193,800
Maverick Tube Corp. (a)                                         9,700    300,312
Maxim Integrated Products, Inc.                                 8,000    277,440
McAfee, Inc. (a)                                                8,200    246,246
McMoRan Exploration Co. (a)                                    15,600    264,732
MFA Mortgage Investments, Inc.                                 32,100    184,575

Micron Technology, Inc. (a)                                    40,000   $519,600
Millicom Intl Cellular S.A. (a)                                24,100    458,623
Mission West Properties                                         2,100     21,462
Mitsubishi Ufj Finl Group, Inc. ADR                             5,800     73,602
Mitsui OSK Lines Ltd. (b)                                      26,000    182,252
Mittal Steel Co. N.V. ADR                                       2,700     68,310
Mobile Telesystems ADR                                          6,750    249,683
Mohawk Industries, Inc. (a)                                     4,500    351,225
Motorola, Inc.                                                  8,600    190,576
Murphy Oil Corp.                                                9,200    431,020
Nabi Biopharmaceuticals (a)                                    16,000    205,600
National Australia Bank Ltd. ADR                                  400     49,604
National Instruments Corp.                                     20,400    487,560
Navistar International Corp. (a)                               11,400    313,728
NAVTEQ Corp. (a)                                                1,900     74,328
Netlogic Microsystems, Inc. (a)                                14,000    273,840
New Century Financial Corp. Md                                  9,300    287,091
New Plan Excel Realty Trust                                     9,400    216,106
Newcastle Investment Corp.                                      3,900    102,531
Newell Rubbermaid, Inc.                                        17,700    406,923
Nokia Corp. ADR                                                 7,740    130,187
Nordic American Tanker Shipping                                 1,600     51,424
Northwest Airlines Corp. (a)                                   44,213     24,317
Nova Chemicals Corp.                                            4,100    146,821
Novelis, Inc.                                                   1,100     21,681
Nu Skin Enterprises, Inc.                                      21,620    364,081
Omnivision Technologies, Inc. (a)                               3,500     45,115
On Track Innovation Ltd. (a)                                    1,900     24,814
Openwave Systems, Inc. (a)                                     20,000    357,400
OSI Pharmaceuticals, Inc. (a)                                  17,100    398,430
Outback Steakhouse, Inc.                                        9,720    366,055
Outokumpu Corp. (b)                                             9,200    118,086
Owens Corning (a)                                              54,145    135,363
Owens-Illinois, Inc. (a)                                       14,010    266,750
Paccar, Inc.                                                    2,325    162,797
PAN American Silver Corp. (a)                                   6,000     95,340
Parkway Properties Inc.                                        11,200    526,512
PartnerRe Ltd.                                                  1,700    108,324
Paychex, Inc.                                                  13,000    503,880
Pegasus Communications Corp. (a)                                7,172     40,020
Peoples Food Holdings (b)                                     220,000    111,705
Pepsi Bottling Group, Inc.                                     15,400    437,822
PepsiAmericas, Inc.                                             8,240    192,157
Persimmon Plc. (b)                                              6,200     94,596
Petco Animal Supplies, Inc. (a)                                14,200    269,942
Petsmart, Inc.                                                 12,900    303,150
Philippine Long Distance Telephone ADR                          1,300     39,195
Pier 1 Imports, Inc.                                           25,892    267,205
Plantronics, Inc.                                               6,100    182,085
Plum Creek Timber Co., Inc.                                     7,700    299,530
Portfolio Recovery Associates, Inc. (a)                         1,500     58,350
Principal Financial Group, Inc.                                 4,070    201,994
Procter & Gamble Co.                                            4,530    253,635
Quanta Services, Inc. (a)                                      29,000    333,210
Quebecor World, Inc.                                            5,100     75,531
Quest Diagnostics                                               6,770    316,227
Quiksilver, Inc. (a)                                           19,080    219,992
RadioShack Corp.                                               14,400    318,240

Redwood Trust, Inc.                                             4,600   $214,130
Reed Elsevier Plc. ADR                                          3,100    113,057
RenaissanceRe Holdings Ltd.                                     3,100    117,335
Research In Motion Ltd. (a)                                     6,209    381,791
Reuters Group Plc. ADR                                          3,900    148,278
Rinker Group Ltd. ADR                                           1,500     85,125
Ross Stores, Inc.                                              16,400    443,456
Sappi Ltd. ADR                                                  2,400     23,472
Sara Lee Corp.                                                 40,050    714,893
Saxon Cap, Inc.                                                 6,500     64,675
Schering-Plough Corp.                                          33,680    685,051
Schlumberger Ltd.                                               5,100    462,927
Scientific Games Corp. - Class A (a)                           16,500    494,340
Sepracor, Inc. (a)                                             11,800    663,750
Shopping Com Ltd. (a)                                           1,140     23,940
Shurgard Storage Centers, Inc.                                  2,800    158,004
Sigmatel, Inc. (a)                                              6,100     83,021
Smith & Nephew Plc. ADR                                         3,500    148,785
Sony Corp. ADR                                                 10,700    350,960
Southern Copper Corp.                                          10,400    573,456
Spirit Fin Corp.                                                9,000    100,980
Sprint Corp.                                                   28,610    666,899
State Street Corp.                                              3,710    204,903
Stolt Offshore S.A. ADR (a)                                     3,200     33,152
Stora Enso Corp. ADR                                            3,800     48,754
Sun Communities, Inc.                                          18,700    569,976
Sunset Financial Resources, Inc.                               11,500     91,080
Swift Transportation Co., Inc. (a)                             10,029    183,029
Symantec Corp. (a)                                             14,460    344,871
Taiwan Semiconductor Manufacturing Co., Ltd. ADR               19,300    155,944
Take-Two Interactive Software, Inc. (a)                        13,430    277,330
Tamura Taiko Holdings (b)                                      11,500     76,561
TCF Financial Corp.                                            31,480    853,108
Tech Data Corp. (a)                                             8,690    301,022
Teekay Lng Partners LP                                            600     17,946
Tekelec (a)                                                    17,500    240,100
Telecom Corp of New Zealand Ltd. ADR                            1,500     49,155
Telecom Italia SPA ADR                                          4,880    141,666
Telefonica S.A. ADR                                               800     38,360
Telstra Corp Ltd. ADR                                           3,200     50,816
Tempur-Pedic International, Inc. (a)                           25,000    276,500
Tenet Healthcare Corp. (a)                                      7,589     63,899
Texas Instruments, Inc.                                         5,350    152,743
The Bon-Ton Stores, Inc. (a)                                    5,350    107,268
The E.W. Scripps Company                                        9,600    439,680
The Estee Lauder Companies, Inc.                               12,600    417,942
The Goodyear Tire & Rubber Co. (a)                              8,000    125,120
The Mills Corp.                                                11,500    615,250
The Reynolds & Reynolds Co.                                    16,200    429,948
Thomson ADR                                                     4,700     88,736
ThyssenKrupp AG (b)                                             5,500    111,857
Tim Participacoes S.A. ADR                                      5,440    110,269
TJX Companies, Inc.                                            18,300    393,999
Tnt N.V. ADR                                                    3,300     77,880
Tokyo Steel Mfg Co., Ltd. (b)                                   9,700    125,406
Toll Brothers, Inc. (a)                                         3,000    110,730
Toshiba Ceramics (b)                                           33,000    113,109
Toyoda Gosei Co., Ltd. (b)                                      8,400    156,584

Transatlantic Holdings, Inc.                                 7,360   $   426,144
Treehouse Foods, Inc. (a)                                    4,500       116,280
TRW Automotive Holdings Corp. (a)                            7,560       204,498
Turkcell Iletisim Hizmet AS ADR                              2,400        31,632
Univision Communications, Inc. (a)                          10,180       266,105
UPM-Kymmene Corp. ADR                                        7,000       135,380
Urstadt Biddle Properties, Inc.                             10,800       179,064
USG Corp. (a)                                                4,459       263,616
Valassis Communications, Inc. (a)                           11,270       352,188
Valeant Pharmaceuticals International                       34,580       593,393
Valspar Corp.                                                7,000       154,350
Videsh Sanchar Nigam Ltd. ADR                                6,800        89,624
Waters Corp. (a)                                            11,500       416,300
Websense, Inc. (a)                                           5,500       324,940
Westpac Bkg Corp. ADR                                          500        39,035
Whirlpool Corp.                                              2,100       164,850
Willbros Group, Inc. (a)                                     6,400        99,904
Willis Group Holdings Ltd.                                  18,700       694,518
WP Carey & Co., LLC                                          1,300        33,345
Xilinx, Inc.                                                23,980       574,321
XL Capital Ltd.                                              1,500        96,090
Yahoo Japan Corp. (b)                                           60        63,397
Yahoo Japan Corp. (a)(b)                                        30        32,214
Yanzhou Coal Mng Co., Ltd. ADR                               1,000        31,830
Zebra Technologies Corp. (a)                                 9,800       422,478
                                                                     -----------
TOTAL COMMON STOCK (PROCEEDS $86,086,815)                             83,735,893
                                                                     -----------
CORPORATE BONDS
Allied Holdings, Inc., 8.625%, 10/01/2007 (Default
   effective 07/31/2005) (c)(d)                         $  200,000       111,000
Applied Extrusion, (Acquired 05/14/2004 and
   07/01/2004, Proceeds $21,030), 12.000%, 03/15/2012
  (d)(e)                                                    16,663        16,663
Delphi Corp., 6.500%, 08/15/2013 (Default effective
   10/10/2005) (c)                                         480,000       332,400
Fedders North America, Inc., 9.875%, 03/01/2014 (d)          5,000         3,688
Kaiser Aluminum & Chemical, 12.750%,  02/01/2003
   (Default effective 02/01/2002) (c)(d)                 1,157,000        92,560
Muzak LLC, 9.875%, 03/15/2009 (d)                           75,000        36,750
Northwest Airlines Corp., 9.875%, 03/15/2007 (Default
   effective 09/15/2005) (c)                               284,000        83,780
                                                                     -----------
TOTAL CORPORATE BONDS (PROCEEDS $646,811)                                676,841
                                                                     -----------
EXCHANGE TRADED FUNDS
iShares Dow Jones U.S. Financial Sector Index Fund           1,759       171,204
iShares Emerging Market                                      4,500       357,750
iShares Lehman 20+ Year Treasury Bond Fund                   3,855       346,102
iShares Russell 2000 Index Fund                              9,000       574,020
iShares S&P 500 Index Fund                                   4,816       579,654
iShares South Korea Index Fund                               7,600       283,100
Semiconductor Holders Trust                                  1,000        33,550
SPDR Trust Series 1                                          5,000       600,650
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS (PROCEEDS $2,994,410)                      2,946,030
                                                                     -----------

REVERSE REPURCHASE AGREEMENTS
Io Collateral Reverse Repo, 4.060%, dated
   10/24/2005, due 11/21/2005, purchase price
   $3,023,518                                       $    3,014,000   $ 3,014,000
                                                                     -----------
TOTAL REVERSE REPURCHASE AGREEMENTS
   (PROCEEDS $3,014,000)                                               3,014,000
                                                                     -----------
FOREIGN CURRENCY CONTRACTS
Australian Dollars                                         319,113       238,458
Canadian Dollars                                           758,937       641,413
European Monetary Unit                                     747,019       894,903
Hong Kong Dollars                                        1,428,618       183,734
Japanese Yen                                            63,322,243       543,946
South Korean Won                                     2,146,202,932     1,193,681
Norwegian Kroner                                           678,384       104,218
Singapore Dollars                                          155,894        92,040
Swiss Francs                                               581,648       450,879
Thailand Baht                                            7,884,815       191,591
                                                                     -----------
TOTAL FOREIGN CURRENCY CONTRACTS
  (PROCEEDS $4,598,190)                                                4,534,863
                                                                     -----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $97,340,226)                                             $94,907,627
                                                                     ===========

----------
ADR  American Depository Receipt

(a)  Non-income Producing

(b)  Foreign Denominated

(c)  Defaulted

(d) Callable only if stock price equals predetermined price. As of October 31, 2005, bond is not callable.

(e)  Restricted

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Options Written - October 31, 2005 (Unaudited)

OPTIONS                                                      CONTRACTS    VALUE
-------                                                      ---------   -------
CALL OPTIONS
ARS
   Expiration: 11/19/2005, Exercise Price: $25.00               150      $27,375
                                                                         -------
TOTAL CALL OPTIONS (PREMIUMS RECEIVED $27,054)                            27,375
                                                                         -------
PUT OPTIONS
EDZ
   Expiration: 12/19/2005, Exercise Price: $95.88                 7        6,256
                                                                         -------
TOTAL PUT OPTIONS (PREMIUMS RECEIVED $2,427)                               6,256
                                                                         -------
TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $29,481)                        $33,631
                                                                         =======

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Futures Contracts - October 31, 2005 (Unaudited)

                                                                                   UNREALIZED
FUTURES CONTRACTS PURCHASED                                           CONTRACTS   DEPRECIATION
---------------------------                                           ---------   ------------
Eurodollar 90 Day Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $5,253,600)                    22       $ (14,259)
Eurodollar 90 Day Futures Contract, Expiring March 2006
   (Underlying Face Amount at Market Value $5,239,575)                    22         (23,109)
Eurodollar 90 Day Futures Contract, Expiring June 2006
   (Underlying Face Amount at Market Value $5,234,625)                    22         (24,059)
Eurodollar 90 Day Futures Contract, Expiring September 2006
   (Underlying Face Amount at Market Value $5,233,525)                    22         (22,471)
Eurodollar 90 Day Futures Contract, Expiring December 2006
   (Underlying Face Amount at Market Value $5,233,800)                    22         (19,934)
Eurodollar 90 Day Futures Contract, Expiring March 2007
   (Underlying Face Amount at Market Value $5,235,175)                    22         (17,947)
Eurodollar 90 Day Futures Contract, Expiring June 2007
   (Underlying Face Amount at Market Value $5,948,438)                    25         (19,106)
Eurodollar 90 Day Futures Contract, Expiring September 2007
   (Underlying Face Amount at Market Value $5,947,188)                    25         (18,594)
Eurodollar 90 Day Futures Contract, Expiring December 2007
   (Underlying Face Amount at Market Value $5,945,313)                    25         (17,806)
Eurodollar 90 Day Futures Contract, Expiring March 2008
   (Underlying Face Amount at Market Value $5,944,375)                    25         (17,594)
Eurodollar 90 Day Futures Contract, Expiring June 2008
   (Underlying Face Amount at Market Value $5,942,812)                    25         (17,194)
Eurodollar 90 Day Futures Contract, Expiring September 2008
   (Underlying Face Amount at Market Value $5,941,250)                    25         (16,456)
Eurodollar 90 Day Futures Contract, Expiring December 2008
   (Underlying Face Amount at Market Value $5,939,062)                    25         (15,694)
Eurodollar 90 Day Futures Contract, Expiring March 2009
   (Underlying Face Amount at Market Value $5,938,125)                    25         (15,381)
Eurodollar 90 Day Futures Contract, Expiring June 2009
   (Underlying Face Amount at Market Value $3,561,937)                    15         (12,911)
Eurodollar 90 Day Futures Contract, Expiring September 2009
   (Underlying Face Amount at Market Value $2,373,875)                    10          (5,570)
U.S. Treasury Bond Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $5,710,406)                    51        (262,500)
U.S. Treasury 5-Year Note Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $9,424,266)                    89        (187,305)
U.S. Treasury 10-Year Note Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $9,435,422)                    87        (225,884)
                                                                                   ---------
TOTAL FUTURE CONTRACTS PURCHASED                                                    (953,774)
                                                                                   ---------

                                                                                   UNREALIZED
                                                                                 APPRECIATION /
SHORT FUTURES CONTRACTS                                              CONTRACTS   (DEPRECIATION)
-----------------------                                              ---------   --------------
Euro Bond Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $1,154,540)                    8           45,005
U.S. Treasury 2-Year Note Futures Contract, Expiring December 2005
   (Underlying Face Amount at Market Value $27,292,015)                 133          203,320
                                                                                   ---------
TOTAL SHORT FUTURE CONTRACTS                                                         248,325
                                                                                   ---------
TOTAL FUTURE CONTRACTS                                                             $(705,449)
                                                                                   =========

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND
Schedule of Swap Contracts - October 31, 2005 (Unaudited)

                                                           SHARES OR      UNREALIZED
                                                            NOTIONAL     APPRECIATION/
                                                             AMOUNT     (DEPRECIATION)
                                                          -----------   --------------
CMBS Equity Swap
   (Underlying Face Amount at Market Value $10,026,164)    10,000,000      $ 26,164
CMBS BBB Index Basis Swap
   (Underlying Face Amount at Market Value $4,000,000)      4,000,000             0
CDX Credit Default Swap
   (Underlying Face Amount at Market Value $2,986,800)     (3,000,000)      (16,800)
Daimler Chrysler Credit Default Swap
   (Underlying Face Amount at Market Value $2,074,185)     (2,000,000)      (74,185)
Dana Corp. Credit Default Swap
   (Underlying Face Amount at Market Value $891,819)       (1,000,000)      108,181
Dow Jones Credit Default Swap
   (Underlying Face Amount at Market Value $15,286,590)    14,850,000       223,121
Ford Motor Credit Company Credit Default Swap
   (Underlying Face Amount at Market Value $1,956,780)      2,000,000       (43,220)
General Motors Acceptance Corp. Credit Default Swap
   (Underlying Face Amount at Market Value $1,034,619)      1,000,000        34,619
Goldman Credit Default Swap
   (Underlying Face Amount at Market Value $13,904,718)   (14,000,000)       13,731
Lehman Equity Swap
   (Underlying Face Amount at Market Value $27,046,463)    27,000,000        46,463
Lehman Credit Default Swap
   (Underlying Face Amount at Market Value $10,025,100)   (10,000,000)      (25,100)
Louisana Pacific Corp. Credit Default Swap
   (Underlying Face Amount at Market Value $1,002,670)     (1,000,000)       (2,670)
Nordstrom, Inc. Credit Default Swap
   (Underlying Face Amount at Market Value $1,008,408)     (1,000,000)       (8,408)
                                                                           --------
TOTAL SWAP CONTRACTS                                                       $281,896
                                                                           ========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds


By (Signature and Title) /s/ Lee Schultheis
                         ----------------------------------
                         Lee Schultheis, President

Date 12/28/05

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lee Schultheis
                           --------------------------------
                           Lee Schultheis, President

Date 12/28/05


By (Signature and Title)* /s/ Stephen G. Bondi
                          ---------------------------------
                          Stephen G. Bondi, Treasurer

Date 12/28/05